Acquisitions	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Business Combinations [Abstract]
Acquisitions

NOTE 5 — ACQUISITIONS

The Simplicity One Acquisition:

On January 14, 2020 the Company acquired a 90% interest in Simplicity One Brasil Ltda, for approximately $2,000. This interest was reduced during the three months ended August 31, 2020 as more fully described in Note 7.

Simplicity El Paso, LLC:

On June 26, 2020, the Company through its wholly owned subsidiary, Simplicity El Paso, LLC acquired a 51% controlling interest in an existing franchise in exchange for 150,000 shares of common stock at $1.10 per share. The total purchase price for the acquisition was $315,000 of which $150,000 was paid in cash by the 49% minority interest owner, an unrelated third party, and $165,000 in common stock by the Company. This has been accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. All fair value measurements of acquired assets and liabilities are non-recurring in nature and classified as level 3 on the fair value hierarchy.

The table below presents a provisional allocation of the gross $315,000 purchase price as of June 26, 2020:

Merchandise	$27,000
Furniture, Fixtures and Equipment	113,000
Customer Database	35,000
Goodwill	25,000
Restrictive Covenant	115,000
Total value of acquisition	$315,000

Asset Purchase Agreements:

Simplicity Kennewick, LLC:

On September 22, 2020, the Company’s wholly-owned subsidiary, Simplicity Kennewick, LLC (“Simplicity Kennewick”) entered into an Asset Purchase agreement (“APA”) with Ignatious O’Riley, an existing franchisee (“Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 2,990 shares of the Company’s common stock with fair value of $29,416 or $9.84 per share based on the fair value of assets acquired. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the APA to determine if the Company acquired a business or acquired assets.

Simplicity Union Gap, LLC:

On September 23, 2020, the Company’s wholly-owned subsidiary, Simplicity Union Gap, LLC (“Simplicity Union Gap”) entered into an Asset Purchase agreement (“APA”) with Five Point Legacy Corp., an existing franchisee (“Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 4,506 shares of the Company’s common stock with fair value of $43,974 or $9.76 per share based on the fair value of assets acquired. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the APA to determine if the Company acquired a business or acquired assets.

Simplicity St Petersburg, LLC:

On October 1, 2020, the Company entered into an Asset Purchase agreement (“APA”) with Parryproject LLC., Owen Parry and Jennie Parry, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 3,688 shares of the Company’s common stock with fair value of $38,650 or $10.48 per share based on the fair value of assets acquired. These assets were transferred to the Company’s wholly-owned subsidiary, Simplicity St. Peterburg, LLC. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the APA to determine if the Company acquired a business or acquired assets.

Simplicity Humble, LLC:

On October 1, 2020, the Company’s wholly-owned subsidiary, Simplicity Humble, LLC (“Simplicity Humble”) entered into an Asset Purchase agreement (“APA”) with Team Centore Entertainment Corp., and Charles Centore, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 8,402 shares of the Company’s common stock with fair value of $88,052 or $10.48 per share based on the fair value of assets acquired. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the APA to determine if the Company acquired a business or acquired assets.

Simplicity Frisco, LLC:

On October 12, 2020, the Company’s wholly-owned subsidiary, Simplicity Frisco, LLC (“Simplicity Frisco”) entered into an Asset Purchase agreement (“APA”) with JAR Mathis Holdings, Jared Mathis and Amy Mathis, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 6,202 shares of the Company’s common stock with fair value of $74,423 or $12.00 per share based on the fair value of assets acquired. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the APA to determine if the Company acquired a business or acquired assets.

Simplicity Santa Rosa, LLC:

On October 30, 2020, the Company’s wholly-owned subsidiary, Simplicity Santa Rosa, LLC (“Simplicity Santa Rosa”) entered into an Asset Purchase agreement (“APA”) with B&R Franchise Investments, LLC, Brian Chu and Richard Loo, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 4,202 shares of the Company’s common stock with fair value of $48,068 or $11.44 per share based on the fair value of assets acquired. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the APA to determine if the Company acquired a business or acquired assets.

Simplicity Brea, LLC:

On October 30, 2020, the Company’s wholly-owned subsidiary, Simplicity Brea, LLC (“Simplicity Brea”) entered into an Asset Purchase agreement (“APA”) with Nextgen Gaming, LLC, Ajay Chunilal Shah and Shweta Shah, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 3,255 shares of the Company’s common stock with fair value of $37,237 or $11.44 per share based on the fair value of assets acquired. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the APA to determine if the Company acquired a business or acquired assets.

Simplicity Billings, LLC:

On October 30, 2020, the Company’s wholly-owned subsidiary, Simplicity Billings, LLC (“Simplicity Billings”) entered into an Asset Purchase agreement (“APA”) with Button Mashers, Inc, Jon Bessmer and Brandy Bessmer, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 4,696 shares of the Company’s common stock with fair value of $53,725 or $11.44 per share based on the fair value of assets acquired. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the APA to determine if the Company acquired a business or acquired assets.

The following table summarizes the total of the assets acquired during the three months ended November 30, 2020:

Assets acquired:
Furniture, Fixtures and Equipment	$330,234
Inventory	83,310
Total assets acquired at fair value	$413,544

Purchase consideration paid:
37,941 shares of common stock	$413,544
Total purchase consideration paid	$413,544

NOTE 6 - ACQUISITIONS

The Simplicity Esports, LLC Acquisition

On January 4, 2019, the Company consummated the transactions contemplated by the share exchange agreement, dated December 21, 2018 (as amended by Amendment No. 1 to Share Exchange Agreement, dated December 28, 2018 and by Amendment No. 2 to Share Exchange Agreement, dated December 30, 2018, the “Share Exchange Agreement”) by and among the Company, Smaaash Entertainment, Inc. (“Smaaash”), each of the equity holders of Simplicity (“Simplicity Owners”) and Jed Kaplan, in the capacity as the representative of the Simplicity Owners (the “Representative”). Pursuant to the Share Exchange Agreement the Simplicity Owners transferred all the issued and outstanding equity interests of Simplicity to the Company in exchange for newly issued shares of common stock of the Company (the “Acquisition”).

The Simplicity Owners received an aggregate of 300,000 shares of common stock at the closing of the Acquisition and an additional aggregate of 700,000 shares of common stock on January 7, 2019 and the remaining 2,000,000 shares in March of 2019.

The acquisition of Simplicity, in an all-stock deal, creates a pure play esports team and entertainment platform opportunity, which we believe will increase shareholder value and boost our growth strategy as we endeavor the build out of our brick and mortar esports centers.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. All fair value measurements of acquired assets and liabilities assumed are non-recurring in nature and classified as level 3 on the fair value hierarchy.

The aggregate purchase price consisted of the following:

Restricted stock consideration	6,090,000
Total	$6,090,000

As noted in the table above, the Company issued 3,000,000 restricted shares of common stock as consideration which was valued at market at the date of the closing, fair value of approximately $6,090,000.

The following table summarizes the estimated fair value of The Simplicity Esports, LLC assets acquired, and liabilities assumed at the date of acquisition:

Cash	76,000
Internet Domain	3,000
Trade names and trademarks	588,000
Non-Competes	1,023,118
Accounts payable and accrued liabilities	(56,000)
Goodwill	4,455,882
Total	$6,090,000

Revenue and net loss included in the year ended May 31, 2020, consolidated financial statements attributable to Simplicity Esports, LLC is approximately $38,000 and $400,000, respectively.

PLAYlive Nation Acquisition

On July 29, 2019, the Company entered into a definitive agreement to acquire PLAYlive for total consideration of 750,000 shares of common stock. The PLAYlive acquisition closed on July 30, 2019.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. All fair value measurements of acquired assets and liabilities assumed are non-recurring in nature and classified as level 3 on the fair value hierarchy.

The aggregate purchase price consisted of the following:

Restricted stock consideration	1,440,000
Total	$1,440,000

As noted in the table above, the Company issued 750,000 restricted shares of common stock as consideration which was valued at market at the date of the closing, fair value of approximately $1,440,000.

The following table summarizes the estimated fair value of the PLAYlive assets acquired and liabilities assumed at the date of acquisition:

Cash	26,000
Property, plant and equipment	10,000
Net deferred revenue	(115,000)
Customer relationships
Accounts payable and accrued liabilities	(4,000)
Goodwill	699,000
Trademarks	278,000
Customer contracts	546,000
Total	$1,440,000

Revenue and net loss included in the year ended May 31, 2020, consolidated financial statements attributable to PLAYlive is approximately $442,000 and $72,000, respectively.